Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Stock Options

The following table summarizes all stock options as of December 31, 2020 and 2019:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Options outstanding at December 31, 2018	1,803,334	$3.69	3.34	$4,551,196
Granted	503,333	$7.50	4.46	-
Exercised	(50,000)	$1.65
Expired/terminated	(356,667)	$3.93
Options outstanding at December 31, 2019	1,900,000	$4.29	3.08	$6,695,876
Granted	429,012	7.50	4.55	-
Exercised	-	-
Expired/terminated	(26,667)	$7.50
Options outstanding at December 31, 2020	2,302,370	$4.84	1.33	$2,463,498
Options exercisable at December 31, 2019	1,228,176	$3.99	1.65
Options exercisable at December 31, 2020	1,672,991	$4.10	2.46

Schedule of Weighted Average Assumptions Used in the Fair Value

The weighted average assumptions used in the fair value calculations are as follows:

	2020	2019
Expected term (years)	3.15	3.20
Risk-free interest rate	0.38%	2.00%
Expected volatility	134%	122%
Expected dividend yield	0%	0%